Note 7 - Capital Lease Obligations (Details) - Future Minimum Lease Payments Required under the Capital Leases (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future Minimum Lease Payments Required under the Capital Leases [Abstract]
2015		$ 35
2016		22
2017		7
Total minimum lease payments		64
Less amounts representing interest		(12)
Capital lease obligations, net of interest		52
Less current maturities of capital lease obligations		(29)
Long-term capital lease obligations	$ 18	$ 23	$ 26